Note 6 - Blanket Zimbabwe Indigenisation Transaction (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of indigenisation shareholder percentages and facilitation loan balances [text block]
		Effective	NCI subject to	Balance of facilitation loan #
USD	Shareholding	interest & NCI recognised	facilitation loan	December 31, 2023	December 31, 2022
NIEEF	16%	3.2%	12.8%	8,489	9,414
Community Trust	10%	10.0%	0.0%	–	–
BETS ~	10%	-*	-*	4,908	5,612
	36%	13.2%	12.8%	13,397	15,026

Disclosure of movement in dividend loan [text block]
	2023	2022

Balance at January 1	15,026	16,712
Interest incurred	259	580
Dividends used to repay loan	(1,888)	(2,266)
Balance at December 31	13,397	15,026